Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions

In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Company had transactions during the years presented are as follows:

Name of Related Parties	Relationship with the Company
Mr. He Xiaowu	Chief Executive Officer and Chairman of the Board
Beijing Junwei Technology Co., Ltd	Controlling shareholder of QY
Sixiang Zhuohong Private Equity LP	Equity investee of the Company

For the six months ended June 30, 2024 and 2025, significant related party transactions were as follows:

		For the six months ended June 30,
		2024	2025	2025
		RMB	RMB	US$
Sixiang Zhuohong Private Equity LP	Sold 6% equity interest of Hangzhou Zhange Culture Technology Co., Ltd to the Company	13,500	-	-

As of December 31, 2024 and June 30, 2025, the amounts due from related parties are as follows:

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Amount due from related parties
Beijing Junwei Technology Co., Ltd	-	100	14
Total	-	100	14